Subsidiary guarantee information (Details 2) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Comprehensive income (CHF million)
Net income	820	214	1,369	1,034	2,870
Gains/(losses) on cash flow hedges	(4)	14	(10)	10	(27)
Foreign currency translation	1,115	(1,117)	(2,432)	(2)	(3,014)
Unrealized gains/(losses) on securities	(47)	184	2	137	(38)
Actuarial gains/(losses)	46	73	26	119	53
Net prior service cost	(14)	(22)	3	(36)	6
Other comprehensive income/(loss), net of tax	1,096	(868)	(2,411)	228	(3,020)
Comprehensive income/(loss)	1,916	(654)	(1,042)	1,262	(150)
Comprehensive income/(loss) attributable to noncontrolling interests	217	(9)	128	208	337
Comprehensive income/(loss) attributable to shareholders	1,699	(645)	(1,170)	1,054	(487)
Credit Suisse (USA), Inc - Consolidated
Comprehensive income (CHF million)
Net income	78		557	844	1,602
Gains/(losses) on cash flow hedges	0		0	0	0
Foreign currency translation	999		(1,970)	169	(2,575)
Unrealized gains/(losses) on securities	0		0	0	0
Actuarial gains/(losses)	10		6	19	12
Net prior service cost	0		0	(1)	0
Other comprehensive income/(loss), net of tax	1,009		(1,964)	187	(2,563)
Comprehensive income/(loss)	1,087		(1,407)	1,031	(961)
Comprehensive income/(loss) attributable to noncontrolling interests	208		82	229	299
Comprehensive income/(loss) attributable to shareholders	879		(1,489)	802	(1,260)
Bank parent company and other subsidiaries
Comprehensive income (CHF million)
Net income	569		605	13	958
Gains/(losses) on cash flow hedges	2		(10)	1	(22)
Foreign currency translation	108		(493)	(282)	(481)
Unrealized gains/(losses) on securities	(52)		1	122	(38)
Actuarial gains/(losses)	4		3	7	7
Net prior service cost	0		0	1	(1)
Other comprehensive income/(loss), net of tax	62		(499)	(151)	(535)
Comprehensive income/(loss)	631		106	(138)	423
Comprehensive income/(loss) attributable to noncontrolling interests	262		(329)	102	(422)
Comprehensive income/(loss) attributable to shareholders	369		435	(240)	845
Bank
Comprehensive income (CHF million)
Net income	647		1,162	857	2,560
Gains/(losses) on cash flow hedges	2		(10)	1	(22)
Foreign currency translation	1,107		(2,463)	(113)	(3,056)
Unrealized gains/(losses) on securities	(52)		1	122	(38)
Actuarial gains/(losses)	14		9	26	19
Net prior service cost	0		0	0	(1)
Other comprehensive income/(loss), net of tax	1,071		(2,463)	36	(3,098)
Comprehensive income/(loss)	1,718		(1,301)	893	(538)
Comprehensive income/(loss) attributable to noncontrolling interests	470		(247)	331	(123)
Comprehensive income/(loss) attributable to shareholders	1,248		(1,054)	562	(415)
Group parent company
Comprehensive income (CHF million)
Net income	788		768	832	1,907
Gains/(losses) on cash flow hedges	(5)		0	10	(5)
Foreign currency translation	0		0	0	(56)
Unrealized gains/(losses) on securities	0		0	0	0
Actuarial gains/(losses)	0		0	0	0
Net prior service cost	0		0	0	0
Other comprehensive income/(loss), net of tax	(5)		0	10	(61)
Comprehensive income/(loss)	783		768	842	1,846
Comprehensive income/(loss) attributable to noncontrolling interests	0		0	0	0
Comprehensive income/(loss) attributable to shareholders	783		768	842	1,846
Other Group subsidiaries
Comprehensive income (CHF million)
Net income	(615)		(561)	(655)	(1,597)
Gains/(losses) on cash flow hedges	(1)		0	(1)	0
Foreign currency translation	8		31	111	98
Unrealized gains/(losses) on securities	5		1	15	0
Actuarial gains/(losses)	32		17	93	34
Net prior service cost	(14)		3	(36)	7
Other comprehensive income/(loss), net of tax	30		52	182	139
Comprehensive income/(loss)	(585)		(509)	(473)	(1,458)
Comprehensive income/(loss) attributable to noncontrolling interests	(253)		375	(123)	460
Comprehensive income/(loss) attributable to shareholders	(332)		(884)	(350)	(1,918)